Provision for Reclamation Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provision for Reclamation Liabilities Explanatory [Abstract]
Schedule of provision for reclamation liabilities
($000s)	December 31, 2022	December 31, 2021
Beginning of the period	8,442	6,164
Disbursements	(4,519)	(3,320)
Environmental rehabilitation expense	6,851	5,515
Accretion	72	83
End of the period	10,846	8,442

Provision for reclamation liabilities – current	4,343	3,680
Provision for reclamation liabilities – long-term	6,503	4,762
	10,846	8,442